Cover	Jul. 21, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 21, 2023
Entity File Number	001-36729
Entity Registrant Name	FRESHPET, INC.
Entity Central Index Key	0001611647
Entity Tax Identification Number	20-1884894
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	400 Plaza Drive
Entity Address, Address Line Two	1st Floor
Entity Address, City or Town	Secaucus
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07094
City Area Code	(201)
Local Phone Number	520-4000
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	FRPT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false